Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($)
IfrsStatementsLineItems [Line Items]
Number of operating segment	1
Impairment
Leasehold Improvements [Member]
IfrsStatementsLineItems [Line Items]
Assets depreciation method	straight-line method over the shorter of the term of the lease